General Information - POSCO's Shareholders (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of details of shareholders [line items]
Number of shares	87,186,835	87,186,835	87,186,835
Ownership (%)	100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares	10,247,183
Ownership (%)	11.75%
BlackRock Fund Advisors [member]
Disclosure of details of shareholders [line items]
Number of shares	4,555,963
Ownership (%)	5.23%
Nippon Steel Corporation [Member]
Disclosure of details of shareholders [line items]
Number of shares	2,894,712
Ownership (%)	3.32%
KB Financial Group Inc and subsidaries [Member]
Disclosure of details of shareholders [line items]
Number of shares	1,817,635
Ownership (%)	2.08%
GIC private limited [member]
Disclosure of details of shareholders [line items]
Number of shares	1,718,369
Ownership (%)	1.97%
Others [member]
Disclosure of details of shareholders [line items]
Number of shares	65,952,973
Ownership (%)	75.65%